UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21464



Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Floating Rate Income

Strategies Fund II, Inc., 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 02/28



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Floating Rate Income Strategies Fund II, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Floating Rate Income Strategies Fund II, Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21464
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock Floating Rate Income Strategies Fund II, Inc.









=========== BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC. ============


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 19, 2008   Meeting Type: Annual
Record Date:  OCT 20, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Charles Macaluso         For       For          Management
6     Elect Director Bradley E. Scher         For       For          Management


--------------------------------------------------------------------------------

MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: AUG 11, 2008   Meeting Type: Annual
Record Date:  JUL 1, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert K. Lifton         For       Withhold     Management
1.2   Elect Director Howard Weingrow          For       Withhold     Management
1.3   Elect Director Jacob S. Weiss           For       Withhold     Management
1.4   Elect Director Amos Eiran               For       For          Management
1.5   Elect Director Zeev Nahmoni             For       For          Management
1.6   Elect Director Mitchell H. Freeman      For       For          Management
1.7   Elect Director Steve M. Barnett         For       For          Management
1.8   Elect Director Daniel A. Luchansky      For       For          Management
1.9   Elect Director Andrew A. Levy           For       For          Management
1.10  Elect Director Barry Newman             For       For          Management
2     Increase Authorized Common Stock        For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: DEC 23, 2008   Meeting Type: Special
Record Date:  NOV 26, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management
2     Increase Authorized Preferred Stock     For       For          Management
3     Amend Omnibus Stock Plan                For       Against      Management


--------------------------------------------------------------------------------

SUNPOWER CORP.

Ticker:       SPWRA          Security ID:  867652307
Meeting Date: MAY 8, 2009    Meeting Type: Annual
Record Date:  MAR 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Uwe-Ernst Bufe           For       For          Management
1.2   Elect Director Pat Wood III             For       Withhold     Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT